SUBSEQUENT EVENTS	May 08, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 6. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in these consolidated financial statements, other than as described below:
On April 8, 2026, the Company consummated the previously announced Business Combination with Haymaker Acquisition Corp. 4.